Segment reporting (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Schedule of operating segments

	June 30, 2025
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total
Revenue	263,184	292,397	21,571	23,357	21,461	882	622,852	—	—	—	622,852
Profit (loss) before income tax	112,706	(49,585)	5,064	1,600	(29,560)	(1,502)	38,723	(6,896)	1,410	2,392	35,629

Non-current assets	1,680,080	5,114,736	226,061	308,945	283,929	45,732	7,659,483	18,389	8,602	(2,000)	7,684,474
Current assets	629,106	192,017	9,381	4,998	49,207	698,006	1,582,715	2,683	19,683	(890,181)	714,900
TOTAL ASSETS	2,309,186	5,306,753	235,442	313,943	333,136	743,738	9,242,198	21,072	28,285	(892,181)	8,399,374

Equity	(561,693)	2,452,587	56,670	6,308	26,035	536,625	2,516,532	12,932	23,378	—	2,552,842
Non-current liabilities	2,532,871	2,020,903	142,072	178,849	183,556	19,027	5,077,278	165	798	(11,292)	5,066,949
Current liabilities	338,008	833,263	36,700	128,786	123,545	188,086	1,648,388	7,975	4,109	(880,889)	779,583
TOTAL LIABILITIES	2,309,186	5,306,753	235,442	313,943	333,136	743,738	9,242,198	21,072	28,285	(892,181)	8,399,374

	June 30, 2024
	Marine							H2 Infra	H2 Industry	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Port vessels	Total
Revenue	425,189	29,881	9,011	10,683	17,060	553	492,377	—	—	—	492,377
Profit (loss) before income tax	671,532	4,154	17,236	2,142	(618)	(9,972)	684,474	(1,987)	1,497	—	683,984

	December 31, 2024
Non-current assets	1,696,034	920,892	232,521	270,476	249,788	61,611	3,431,322	17,572	6,132	(20,799)	3,434,227
Current assets	393,114	31,856	7,403	5,455	40,383	540,216	1,018,427	1,444	18,711	(567,763)	470,819
TOTAL ASSETS	2,089,148	952,748	239,924	275,931	290,171	601,827	4,449,749	19,016	24,843	(588,562)	3,905,046

Equity	504,775	5,162	53,150	4,711	30,355	557,748	1,155,901	17,320	19,103	—	1,192,324
Non-current liabilities	1,279,669	552,805	144,051	175,017	160,266	18,992	2,330,800	159	786	(11,679)	2,320,066
Current liabilities	304,704	394,781	42,723	96,203	99,550	25,087	963,048	1,537	4,954	(576,883)	392,656
TOTAL LIABILITIES	2,089,148	952,748	239,924	275,931	290,171	601,827	4,449,749	19,016	24,843	(588,562)	3,905,046